Petroleum and Natural Gas Sales (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Revenue [abstract]
Petroleum and natural gas sales	$ 252,591	$ 122,360
Less: Royalties	104,127	59,226
Petroleum and natural gas sales, net of royalties	$ 148,464	$ 63,134